Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Disclosure of inventory

14.	Inventories

	At December 31,
	2019	2018
	(€ million)
Finished goods and goods for resale	€5,600	€6,776
Work-in-progress, raw materials and manufacturing supplies	3,928	3,783
Amount due from customers for contract work	194	135
Total Inventories	€9,722	€10,694

Amounts due from customers for contract work
The Construction contracts, net asset/(liability) relates to the design and production of industrial automation systems and related products and is summarized as follows:

	At December 31,
	2019	2018
	(€ million)
Aggregate amount of costs incurred and recognized profits (less recognized losses) to date	€826	€954
Less: Progress billings	715	912
Construction contracts, net asset/(liability)	111	42
Construction contract assets	194	135
Less: Construction contract liabilities (Note 22)	83	93
Construction contracts, net asset/(liability)	€111	€42

Explanation of significant changes in contract assets and contract liabilities [text block]
Changes in the Group's construction contracts, net asset/(liability) for the year ended December 31, 2019, were as follows:

	At January 1, 2019	Advances received from customers	Amounts recognized within revenue	At December 31, 2019
	(€ million)
Construction contracts, net asset/(liability)	€42	€(603)	€672	€111
Changes in the Group's service contract liability for the year ended December 31, 2019, were as follows:

	At January 1, 2019	Advances received from customers	Amounts recognized within revenue	Transfers to Assets/(Liabilities) held for sale	Other Changes	At December 31, 2019
	(€ million)
Service contract liability	€2,089	€839	€(721)	€—	€(56)	€2,151